Related Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-Interest Transactions
5.
Related Party and Party-in-Interest Transactions

Certain Plan investments are in mutual funds, interest-bearing cash and a collective trust managed by Fidelity. Fidelity also serves as the Trustee of the Plan; therefore, Plan transactions involving these mutual funds, interest-bearing cash or collective trust qualify as party-in-interest transactions under ERISA and the Code. Additionally, a portion of the Plan's assets are invested in the Company's common stock. Because the Company is the Plan sponsor, Plan transactions involving the Company's common stock qualify as party-in-interest transactions. Finally, the engagement of Strategic Advisers, Inc. to provide investment management services under the managed account option and its investment in mutual funds and a collective trust managed by Fidelity are party-in-interest transactions under ERISA and the Code because Strategic Advisers, Inc. is an affiliate of the Trustee. The Plan also holds receivables from participants. These transactions qualify as party-in-interest transactions. All of the foregoing transactions are exempt from the prohibited transaction rules of ERISA and the Code under statutory or governmental agency exemptions.

As of December 31, 2025 and 2024, The Vanguard Group held approximately 10 percent and 11 percent, respectively, of the Company’s outstanding shares of common stock. As of both December 31, 2025 and 2024, BlackRock, Inc. held approximately 12 percent of the Company’s outstanding shares of common stock. Both The Vanguard Group and BlackRock, Inc. are considered related parties to the Plan. Within the self-directed brokerage account, the Plan held $5.5 million and $2.6 million in The Vanguard Group funds as of December 31, 2025 and 2024, respectively, and held approximately $18,000 and $15,000 in BlackRock, Inc. funds as of December 31, 2025 and 2024, respectively.